PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.2%
Asset-Backed Securities 20.7%
Automobiles 0.1%
Hertz Vehicle Financing III LLC, Series 2022-01A, Class C, 144A	2.630%	06/25/26		100	$88,396
Collateralized Loan Obligations 19.9%
AlbaCore Euro CLO (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.600(c)	07/15/35	EUR	500	501,178
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.353(c)	04/20/35		500	485,634
Atlas Senior Loan Fund (Cayman Islands), Series 2019-14A, Class AR, 144A	0.000(cc)	07/20/32		500	483,547
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.728(c)	04/15/35	EUR	250	237,552
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.249(c)	04/18/35		250	239,950
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.253(c)	10/20/31		250	245,690
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.089(c)	10/15/33		250	244,179
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.243(c)	07/20/29		129	127,492
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.445(c)	04/30/31		250	245,949
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	5.049(c)	04/17/31		249	245,002
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.453(c)	01/25/33		500	483,722

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Cordatus CLO PLC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.843%(c)	04/25/36	EUR	250	$246,275
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.303(c)	04/20/35		250	242,416
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.199(c)	01/17/34		500	480,012
Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	5.568(c)	01/25/35		500	485,206
Generate CLO Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	5.333(c)	04/20/32		250	244,598
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	5.089(c)	04/15/31		250	245,949
Grosvenor Place CLO DAC (Ireland), Series 22-1A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.338(c)	11/24/35	EUR	750	772,646
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	04/20/34		300	290,430
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.388(c)	04/25/31		249	245,623
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	5.449(c)	01/16/33		250	243,478
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.259(c)	01/15/31		250	247,437
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.413(c)	07/20/34		500	483,123

Madison Park Euro Funding (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.178(c)	07/15/32	EUR	250	252,092
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.114(c)	01/15/33		250	243,269

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.029%(c)	07/18/31		500	$495,908
OZLM Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.099(c)	04/15/31		250	242,745
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A2R4, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.375(c)	05/21/34		465	442,714
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.179(c)	07/16/31		500	490,856

Palmer Square European CLO DAC (Ireland), Series 22-2A, Class A1, 144A^	—(p)	01/15/36	EUR	250	257,549
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.259(c)	10/15/34		500	482,546
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.393(c)	01/20/35		750	726,262
Rockford Tower CLO Ltd., Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	4.328(c)	07/20/33		750	737,848
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.243(c)	10/20/32		250	243,983
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.388(c)	10/25/28		47	46,962
Trinitas Euro CLO (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	5.128(c)	04/15/35	EUR	500	500,842
TSTAT Ltd., Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	4.854(c)	07/20/31		500	491,312
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	5.319(c)	04/15/34		250	241,192
					13,663,168

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.7%
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190%	08/21/34	150	$142,555
Oportun Funding XIV LLC, Series 2021-A, Class C, 144A	3.440	03/08/28	100	91,041
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	156	154,970
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	100	91,139
				479,705

Total Asset-Backed Securities (cost $14,589,915)				14,231,269
Commercial Mortgage-Backed Securities 7.6%
BANK,
Series 2021-BN35, Class A4	2.031	06/15/64	500	396,779
Series 2021-BN38, Class A4	2.275	12/15/64	250	200,373

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.736(cc)	02/15/50	8,410	185,515
Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class XB, IO	1.100(cc)	04/15/53	1,019	60,738
Benchmark Mortgage Trust, Series 2020-B19, Class A1	0.628	09/15/53	397	373,410
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	5.909(c)	10/15/36	255	244,732
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	6.559(c)	10/15/36	340	320,798
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)	6.695(c)	12/15/38	150	137,222

BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	250	194,300
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	500	430,013
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	225,753
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A2	3.067	06/15/52	232	203,249

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	7.425%(c)	10/15/36	180	$169,215
GS Mortgage Securities Trust,
Series 2021-GSA03, Class A4	2.369	12/15/54	200	156,202
Series 2021-GSA03, Class XB, IO	0.747(cc)	12/15/54	2,000	95,934
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class F, 144A, 1 Month LIBOR + 2.190% (Cap N/A, Floor 2.190%)	6.065(c)	06/15/38	374	348,676
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	7.265(c)	06/15/38	150	137,770

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	6.476(c)	04/15/38	369	344,890
Morgan Stanley Capital I Trust,
Series 2019-L02, Class A3	3.806	03/15/52	325	298,523
Series 2020-HR08, Class A3	1.790	07/15/53	365	290,088
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.125(c)	01/15/36	310	290,500
Series 2020-01NYP, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	5.375(c)	01/15/36	175	163,160

Total Commercial Mortgage-Backed Securities (cost $5,741,773)				5,267,840
Corporate Bonds 35.8%
Aerospace & Defense 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	3.900	05/01/49	180	127,991
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	75	73,609
				201,600
Agriculture 0.6%
Altria Group, Inc., Gtd. Notes	2.450	02/04/32	245	186,159

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448%	03/16/28	120	$111,190
Gtd. Notes, 144A	3.950	06/15/25	105	101,069
				398,418
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	141,214
Apparel 0.1%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	41,344
Auto Manufacturers 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	50	37,089
Sr. Unsec’d. Notes	6.100	08/19/32	255	244,738

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.271	01/09/27	200	185,390
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	150	144,680
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.000	04/09/27	180	176,023
				787,920
Banks 9.5%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	125	108,110
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	909,569

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	415	360,362
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	40	33,419
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	823,524

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	233,436
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.311(ff)	11/16/27	310	258,770

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125%(ff)	11/10/26(oo)	55	$44,563
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	689,954
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	110,748
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,027,602
Morgan Stanley,
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	25	26,576
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	520	436,772
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	450	368,801
Sub. Notes, GMTN	4.350	09/08/26	195	190,487

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	195	169,134
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	5.706(c)	05/12/26	200	199,626
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	223,845
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	288,113
				6,503,411
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.000	01/17/43	125	105,831
Gtd. Notes	4.625	02/01/44	40	36,388
				142,219
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.875	03/01/53	85	77,632
Building Materials 1.0%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	175	151,013
Griffon Corp., Gtd. Notes	5.750	03/01/28	48	44,645
Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	211,611

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning, Sr. Unsec’d. Notes	3.875%	06/01/30		175	$158,079
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		75	66,746
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		75	61,484
					693,578
Chemicals 0.6%
CF Industries, Inc., Gtd. Notes	5.150	03/15/34		130	124,376
Chemours Co. (The), Gtd. Notes	5.375	05/15/27		50	45,461
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32		20	15,956
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		200	198,010
					383,803
Commercial Services 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		75	71,274
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26		160	148,562
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27		75	70,149
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		75	60,989
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	252	212,892
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		30	29,175
Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57		25	18,373

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., Gtd. Notes	3.750%	01/15/32	50	$41,266
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	80	63,420
				716,100
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	50	43,235
Diversified Financial Services 0.8%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	165	161,586
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	91,101
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	25	20,308
OneMain Finance Corp., Gtd. Notes	6.875	03/15/25	50	48,591
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	202,398
				523,984
Electric 1.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	61,769
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	50	43,195

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	174,100
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	195,000
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	41,755
Gtd. Notes, 144A	3.875	02/15/32	50	40,694

Pacific Gas & Electric Co., First Mortgage	4.500	07/01/40	110	87,897
Puget Energy, Inc., Sr. Sec’d. Notes	4.224	03/15/32	145	129,929

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Sempra Energy, Jr. Sub. Notes	4.125%(ff)	04/01/52	120	$93,028
Southern California Edison Co., First Mortgage	3.450	02/01/52	30	21,967
Southern Co. (The), Jr. Sub. Notes	5.113	08/01/27	40	39,884
Vistra Corp., Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25	22,450
Vistra Operations Co. LLC, Gtd. Notes, 144A	4.375	05/01/29	50	44,724
				996,392
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	50	46,106
Engineering & Construction 0.3%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	188,250
Entertainment 0.5%
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	50	49,462
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29	50	41,203
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	95	75,856
Gtd. Notes, 144A	5.141	03/15/52	130	100,682
Gtd. Notes, 144A	5.391	03/15/62	15	11,597

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25	100	100,113
				378,913
Foods 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	50	41,683

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
B&G Foods, Inc., Gtd. Notes	5.250%	04/01/25		50	$44,148
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	218	185,323
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		25	24,452
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	5.125	02/01/28		45	43,107
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	22,339
Gtd. Notes, 144A	4.375	01/31/32		25	22,131

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	91,559
Pilgrim’s Pride Corp., Gtd. Notes, 144A	3.500	03/01/32		50	40,435
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	63,357
					578,534
Gas 0.1%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52		75	68,599
Healthcare-Products 0.3%
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR	192	184,518
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,490
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	20,380
					226,388
Healthcare-Services 1.3%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		150	121,402
Inova Health System Foundation, Unsec’d. Notes	4.068	05/15/52		250	209,763

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375%	02/15/27	75	$62,830
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	220	199,716
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	150	143,552
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	90	84,392
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	25	22,052
Sr. Sec’d. Notes, 144A	6.125	06/15/30	25	23,698
				867,405
Home Builders 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	39,342
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	75	66,238
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	75	59,102
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	48,680
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	44,000
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	50	44,808
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	41,495
				343,665
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	50	38,353
Insurance 0.7%
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	4.400	04/05/52	100	80,608

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375%	03/03/31	115	$93,965
Sr. Unsec’d. Notes, 144A	5.625	08/16/32	135	126,101

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	165	154,152
				454,826
Internet 0.2%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	122,791
Iron/Steel 0.2%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	105,755
Lodging 0.1%
MGM Resorts International, Gtd. Notes	4.750	10/15/28	75	66,743
Machinery-Diversified 0.2%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	140	133,535
Media 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	41,286
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	25	24,886
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	19,466
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	100	79,366

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52	400	264,708
CSC Holdings LLC, Gtd. Notes, 144A	6.500	02/01/29	400	364,451
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $39,000; purchased 08/30/2022)(f)	5.375	08/15/26	200	31,126

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes	5.000%	03/15/23		75	$74,490
Gtd. Notes	5.125	06/01/29		50	32,886

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	206	198,112
					1,130,777
Mining 0.9%
Freeport-McMoRan, Inc., Gtd. Notes	5.400	11/14/34		135	127,173
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	4.750	05/15/25		200	195,522
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27		150	142,461
Newmont Corp.,
Gtd. Notes	2.250	10/01/30		160	129,600
Gtd. Notes	2.600	07/15/32		25	20,084
					614,840
Miscellaneous Manufacturing 0.1%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31		115	94,856
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		140	124,523
Oil & Gas 2.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26		200	175,075
Gtd. Notes, 144A	3.100	07/15/31		200	164,436

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52		100	71,571
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29		50	47,995

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Devon Energy Corp., Sr. Unsec’d. Notes	5.875%	06/15/28		95	$95,179
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	6.875	04/29/30		30	26,820
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	73,811
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		30	28,988
Sr. Sec’d. Notes, 144A	4.875	03/30/26		90	83,700
Sr. Sec’d. Notes, 144A	5.375	03/30/28		40	36,600

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31		65	53,673
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	23,075
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	22,928
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	83,560
Gtd. Notes	5.350	02/12/28		100	83,125
Gtd. Notes	6.500	03/13/27		200	180,320
Gtd. Notes	6.500	01/23/29		100	83,850
Gtd. Notes, EMTN	4.875	02/21/28	EUR	130	113,152

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31		125	100,925
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		200	190,667
					1,739,450
Packaging & Containers 0.4%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		140	117,669
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		50	43,457
Verallia SA (France), Gtd. Notes	1.625	05/14/28	EUR	100	90,786
					251,912

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050%	11/21/39	265	$231,526
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.250	02/15/29	50	21,250
Cigna Corp., Sr. Unsec’d. Notes	3.200	03/15/40	235	182,563
CVS Health Corp., Sr. Unsec’d. Notes	2.700	08/21/40	130	91,306
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	55	36,732
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	225	211,051
Viatris, Inc., Gtd. Notes	3.850	06/22/40	125	86,429
				860,857
Pipelines 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	75	76,927
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	85	71,609
Sr. Unsec’d. Notes	5.400	10/01/47	285	246,432
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,235
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,233

Kinder Morgan, Inc., Gtd. Notes	5.450	08/01/52	135	123,263
MPLX LP,
Sr. Unsec’d. Notes	4.950	03/14/52	55	45,887
Sr. Unsec’d. Notes	5.200	03/01/47	105	91,122
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	114,026
Gtd. Notes	5.200	07/15/48	65	55,473

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	75	68,098
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	40	35,068

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600%	03/15/31	215	$177,140
Sr. Unsec’d. Notes	5.300	08/15/52	145	133,157
				1,288,670
Real Estate 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	30	29,143
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	50	41,054
				70,197
Real Estate Investment Trusts (REITs) 2.5%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	145	127,456
Corporate Office Properties LP, Gtd. Notes	2.750	04/15/31	115	87,222
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	75	52,271
Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	135	121,864
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	55	43,785
Kimco Realty Corp., Sr. Unsec’d. Notes	4.600	02/01/33	90	84,265
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	150	127,972
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	135	100,615
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	155	128,827
Gtd. Notes	4.200	04/15/32	80	69,218

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	575	579,092

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP, Sr. Unsec’d. Notes	4.750%	02/15/28		60	$57,092
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/15/28		175	165,728
					1,745,407
Retail 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	21,312
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	231	209,642
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		50	37,745
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	4.200	04/01/30		35	33,184
Sr. Unsec’d. Notes	4.700	06/15/32		50	48,877

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		75	71,815
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	42,900
					465,475
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35		205	152,160
Telecommunications 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.550	09/15/55		275	193,138

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc., Sr. Unsec’d. Notes	2.550%	02/15/31	450	$372,242
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	235	221,762
				787,142

Total Corporate Bonds (cost $27,677,146)				24,596,979
Municipal Bonds 0.3%
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	33,104
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	81,141
				114,245
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	95	82,259

Total Municipal Bonds (cost $240,000)				196,504
Residential Mortgage-Backed Securities 1.5%
Bellemeade Re Ltd., Series 2019-02A, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 3.100%)	7.144(c)	04/25/29	200	193,068
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	98	95,396
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.771(c)	03/25/42	15	15,150
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.771(c)	03/25/42	20	19,425

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.421%(c)	04/25/42		110	$105,191
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	7.221(c)	09/25/42		600	600,572

Total Residential Mortgage-Backed Securities (cost $1,044,649)					1,028,802
Sovereign Bonds 1.3%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		120	115,560
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		150	137,934
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	135,925
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	75,341

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	120,689
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	3.125	05/15/27	EUR	300	275,362
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/26(d)		100	22,488

Total Sovereign Bonds (cost $1,114,820)					883,299
U.S. Government Agency Obligations 20.7%
Federal Home Loan Mortgage Corp.	2.500	03/01/51		609	524,830
Federal Home Loan Mortgage Corp.	2.500	04/01/51		502	431,700
Federal Home Loan Mortgage Corp.	3.000	01/01/52		482	427,200
Federal Home Loan Mortgage Corp.	3.000	02/01/52		476	421,513
Federal Home Loan Mortgage Corp.	3.500	06/01/52		500	458,080
Federal Home Loan Mortgage Corp.	6.000	08/01/52		130	132,883
Federal National Mortgage Assoc.	2.000	11/01/50		435	360,194
Federal National Mortgage Assoc.	2.500	TBA		1,000	856,133
Federal National Mortgage Assoc.	3.000	12/01/51		477	422,802

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	3.000%	01/01/52	226	$200,601
Federal National Mortgage Assoc.	3.000	03/01/52	480	425,031
Federal National Mortgage Assoc.	3.500	02/01/52	936	858,815
Federal National Mortgage Assoc.	4.000	05/01/52	1,207	1,142,597
Federal National Mortgage Assoc.	4.500	06/01/52	960	934,850
Federal National Mortgage Assoc.	5.000	06/01/52	240	239,502
Federal National Mortgage Assoc.	5.000	07/01/52	488	486,253
Federal National Mortgage Assoc.	5.500	TBA(tt)	500	505,676
Federal National Mortgage Assoc.	5.500	TBA	1,500	1,515,973
Government National Mortgage Assoc.	2.500	09/20/51	1,066	939,328
Government National Mortgage Assoc.	3.000	08/20/51	1,256	1,141,022
Government National Mortgage Assoc.	3.500	12/20/51	492	456,684
Government National Mortgage Assoc.	3.500	03/20/52	485	452,452
Government National Mortgage Assoc.	3.500	06/20/52	505	469,244
Government National Mortgage Assoc.	3.500	07/20/52	501	465,928

Total U.S. Government Agency Obligations (cost $14,505,785)				14,269,291
U.S. Treasury Obligations 11.3%
U.S. Treasury Bonds(k)	2.000	11/15/41	2,830	2,061,478
U.S. Treasury Bonds	2.375	02/15/42	3,430	2,670,041
U.S. Treasury Bonds	2.750	08/15/47	675	541,371
U.S. Treasury Bonds	3.000	08/15/52	1,035	886,866
U.S. Treasury Notes	1.250	11/30/26	160	144,212
U.S. Treasury Notes	1.250	12/31/26	520	467,716
U.S. Treasury Notes	3.875	11/30/27	70	70,284
U.S. Treasury Notes	3.875	11/30/29	55	55,490
U.S. Treasury Strips Coupon	2.438(s)	11/15/41	1,880	859,953

Total U.S. Treasury Obligations (cost $9,243,482)				7,757,411

Total Long-Term Investments (cost $74,157,570)				68,231,395

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Short-Term Investment 5.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $3,894,495)	3,894,495	$3,894,495

TOTAL INVESTMENTS 104.9% (cost $78,052,065)		72,125,890
Liabilities in excess of other assets(z) (4.9)%		(3,365,050)

Net Assets 100.0%		$68,760,840

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CLO—Collateralized Loan Obligation
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $257,549 and 0.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $39,000. The aggregate value of $31,126 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 500,000 is 0.7% of net assets.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
49	2 Year U.S. Treasury Notes	Mar. 2023	$10,062,609	$23,548
70	5 Year U.S. Treasury Notes	Mar. 2023	7,599,922	33,926
10	10 Year U.S. Treasury Notes	Mar. 2023	1,135,000	5,974
8	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	1,090,250	13,283
				76,731
Short Positions:
4	5 Year Euro-Bobl	Dec. 2022	480,120	13,003
1	5 Year Euro-Bobl	Mar. 2023	118,910	(157)
3	10 Year Euro-Bund	Dec. 2022	422,640	13,664
22	20 Year U.S. Treasury Bonds	Mar. 2023	2,794,000	(34,287)
1	Euro Schatz Index	Dec. 2022	106,780	1,507
				(6,270)
				$70,461

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	MSI	GBP	535	$639,626	$645,161	$5,535	$—
Euro,
Expiring 12/02/22	BNP	EUR	3,923	4,051,292	4,082,140	30,848	—
				$4,690,918	$4,727,301	36,383	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	BNP	GBP	535	$606,487	$645,161	$—	$(38,674)
Expiring 01/12/23	MSI	GBP	535	640,616	646,190	—	(5,574)
Euro,
Expiring 12/02/22	BNP	EUR	3,017	3,002,703	3,139,464	—	(136,761)
Expiring 12/02/22	BOA	EUR	640	659,412	665,903	—	(6,491)
Expiring 12/02/22	BOA	EUR	213	215,637	222,126	—	(6,489)
Expiring 12/02/22	JPM	EUR	53	52,014	54,647	—	(2,633)
Expiring 01/12/23	BNP	EUR	3,923	4,066,219	4,097,388	—	(31,169)
Expiring 01/12/23	JPM	EUR	248	256,661	258,512	—	(1,851)
Expiring 01/12/23	TD	EUR	109	112,678	113,908	—	(1,230)
				$9,612,427	$9,843,299	—	(230,872)
						$36,383	$(230,872)
Interest rate swap agreements outstanding at November 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 2.927%	$(1,343)	$19,941	$21,284
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 2.927%	7,389	26,126	18,737
					$6,046	$46,067	$40,021

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Total return swap agreements outstanding at November 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(Q)/ 3.330%	JPM	03/20/23	(1,616)	$(134,823)	$—	$(134,823)
U.S. Treasury Bond(T)	1 Day USOIS -13bps(T)/ 3.700%	JPM	02/02/23	1,185	26,405	—	26,405
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 3.960%	JPM	02/10/23	2,325	120,408	—	120,408
					$11,990	$—	$11,990
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).